Other Financial Assets At Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Financial Assets at Amortised Cost

	2018 £m	2017 £m
Asset backed securities(1)	719
Debt securities(2)	6,509

	7,228

(1)	These securities were previously classified as ‘Financial investments’ under IAS 39. See Note 44.
(2)	These debt securities were previously classified as held-to-maturity investments within ‘Financial investments’ under IAS 39. See Note 44.